1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net loss from operations	$ (312,095)	$ (281,310)	$ (605,503)	$ (663,200)	$ (1,034,765)	$ (1,178,793)
Net cash used in operating activities			(279,441)	(524,931)	(876,298)	(773,793)
Cash and cash equivalents	516,578	$ 410,893	516,578	$ 410,893	50,059	241,051	$ 202,380
Accounts receivable	442,087		442,087		750,380	588,042
Current liabilities	$ 1,377,411		$ 1,377,411		1,503,961	1,374,994
Depreciation expense					$ 25,856	$ 21,271
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	5,113,224	4,478,000	5,113,224	4,478,000	4,169,000	4,355,000
Stock-based compensation costs	$ 49,532	$ 42,105	$ 110,433	$ 142,428	$ 241,388	$ 125,675
Amortization expense related to patents					0	0
Research and development expense					$ 0	$ 23,404
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage					19.00%	38.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage					13.00%	13.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage					10.00%	12.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage						10.00%